Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-current assets
Non-current restricted cash	€ 1,482	€ 1,418	€ 1,276
Financial assets held at fair value through profit or loss	8,951	11,275	6,000
Other non-current assets	910	1,399	643
Total other non-current assets	11,343	14,091	€ 7,919
Belgium
Other non-current assets
Non-current restricted cash	1,000	900
The Netherlands
Other non-current assets
Non-current restricted cash	€ 500	€ 500